UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM 13-F

                         FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     GEORGE A. WEISS
Address:  One State Street
          Hartford, CT 06103

13F File Number: 28-7186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Chief Financial Officer
Phone: (860) 240-8974
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  November 14, 2000.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
George Weiss & Co. LLC 28-7188

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           83
Form 13F Information Table Value Total:     $240,412

List of Other Included Managers:
No.    13F File Number      Name
01     28-7188              George Weiss & Co. LLC

                               Title of                 Value               Investment  Other             Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares   Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- -----------   ---------- -------- ----------- ----------- -----------
ACTIVE POWER INC.              Common    00504W100       459        7,400       Shared                    0       7,400           0
AK STEEL HOLDING CORP          Common    001547108       469       50,000       Shared                    0      50,000           0
ALLETE                         Common    018522102      2783      125,800       Shared                    0     125,800           0
ALLETE                         Common    018522102      1493       67,500       Shared    01              0      67,500           0
ALLIANT ENERGY CORP            Common    018802108       308       10,500       Shared                    0      10,500           0
AMERICAN ELECTRIC POWER CO.,   Common    025537101     12094      309,100       Shared                    0     309,100           0
AMERICAN ELECTRIC POWER CO.,   Common    025537101      3357       85,800       Shared    01              0      85,800           0
ASSOCIATES FIRST CAP           Common    046008108     10640      280,000       Shared    01              0     280,000           0
AVISTA CORP                    Common    05379B107       306       13,600       Shared                    0      13,600           0
COASTAL CORP                   Common    190441105      2594       35,000       Shared    01              0      35,000           0
CONECTIV INC                   Common    206829103      2511      140,500       Shared                    0     140,500           0
CONECTIV INC                   Common    206829103       715       40,000       Shared    01              0      40,000           0
CONSOLIDATED EDISON INC.       Common    209115104      1375       40,300       Shared                    0      40,300           0
CONSOLIDATED EDISON INC.       Common    209115104       201        5,900       Shared    01              0       5,900           0
CONSUMER'S ENERGY CORP         Common    125896100      3402      126,300       Shared                    0     126,300           0
CONSUMER'S ENERGY CORP         Common    125896100       784       29,100       Shared    01              0      29,100           0
DTE ENERGY CO.                 Common    233331107      6912      180,700       Shared                    0     180,700           0
DTE ENERGY CO.                 Common    233331107      2540       66,400       Shared    01              0      66,400           0
DUQUENSE LIGHT                 Common    23329J104       807       20,100       Shared                    0      20,100           0
EDISON INT'L                   Common    281020107      6153      318,600       Shared                    0     318,600           0
EDISON INT'L                   Common    281020107      1298       67,200       Shared    01              0      67,200           0
EMPIRE DISTRICT ELECTRIC       Common    291641108      3546      135,100       Shared    01              0     135,100           0
ENERGY EAST CORP               Common    29266M109      8057      356,100       Shared                    0     356,100           0
ENERGY EAST CORP               Common    29266M109      2484      109,800       Shared    01              0     109,800           0
ENERGYNORTH INC                Common    292925104       540        8,900       Shared    01              0       8,900           0
ENTERGY CORPORATION            Common    29364G103      2410       64,700       Shared                    0      64,700           0
ENTERGY CORPORATION            Common    29364G103       920       24,700       Shared    01              0      24,700           0
EQUITABLE RESOURCES            Common    294549100       209        3,300       Shared                    0       3,300           0
FIRST SEC CORP.                Common    336294103      4522      277,200       Shared    01              0     277,200           0
FLORIDA PROGRESS CORP.         Common    341109106      4574       86,400       Shared    01              0      86,400           0
IPALCO ENTERPRISES INC.        Common    462613100      2555      111,700       Shared    01              0     111,700           0
J.P. MORGAN                    Common    616880100      9579       58,500       Shared    01              0      58,500           0
KINDER MORGAN                  Common    49455P101      1269       31,000       Shared                    0      31,000           0
KINDER MORGAN                  Common    49455P101       565       13,800       Shared    01              0      13,800           0
LYONDELL PETROCHEMIC           Common    552078107       240       20,300       Shared                    0      20,300           0
MATTEL                         Common    577081102       288       25,000       Shared                    0      25,000           0
MCN ENERGY                     Common    55267J100      7695      300,300       Shared    01              0     300,300           0
MONTANA POWER COMPANY          Common    612085100      6305      188,900       Shared                    0     188,900           0
MONTANA POWER COMPANY          Common    612085100      1742       52,200       Shared    01              0      52,200           0
NATIONAL FUEL GAS CO           Common    636180101       482        8,600       Shared                    0       8,600           0
NATIONAL FUEL GAS CO           Common    636180101       690       12,300       Shared    01              0      12,300           0
NIAGARA MOHAWK HOLDINGS INC    Common    653520106     10795      685,400       Shared    01              0     685,400           0
NORTHEAST UTILITIES            Common    664397106      1655       76,300       Shared                    0      76,300           0
NORTHEAST UTILITIES            Common    664397106      2516      116,000       Shared    01              0     116,000           0
NORTHWESTERN CORPORATION       Common    668074107      2016      103,400       Shared                    0     103,400           0
NORTHWESTERN CORPORATION       Common    668074107       400       20,500       Shared    01              0      20,500           0
NSTAR                          Common    67019E107      8760      217,641       Shared                    0     217,641           0
NSTAR                          Common    67019E107      2785       69,200       Shared    01              0      69,200           0
NUI CORP                       Common    629430109       848       28,100       Shared                    0      28,100           0
NUI CORP                       Common    629430109       401       13,300       Shared    01              0      13,300           0
OGE ENERGY                     Common    670837103      4422      207,500       Shared                    0     207,500           0
OGE ENERGY                     Common    670837103       861       40,400       Shared    01              0      40,400           0
PECO ENERGY                    Common    693304107      8382      138,400       Shared                    0     138,400           0
PECO ENERGY                    Common    693304107      3797       62,700       Shared    01              0      62,700           0
PG & E CORP                    Common    69331C108      4095      169,300       Shared                    0     169,300           0
PG & E CORP                    Common    69331C108      1084       44,800       Shared    01              0      44,800           0
POTOMAC ELECTRIC POWER CO.     Common    737679100       378       15,000       Shared                    0      15,000           0
PUBLIC SERVICE ENTER           Common    744573106      6028      134,900       Shared                    0     134,900           0
PUBLIC SERVICE ENTER           Common    744573106      2261       50,600       Shared    01              0      50,600           0
PUGET SOUND                    Common    745332106      1660       65,400       Shared                    0      65,400           0
PUGET SOUND                    Common    745332106       629       24,800       Shared    01              0      24,800           0
QUANTA SERVICES INC.           Common    74762E102      3797      135,600       Shared                    0     135,600           0
QUANTA SERVICES INC.           Common    74762E102       904       32,300       Shared    01              0      32,300           0
RELIANT ENERGY INC.            Common    75952J108      5366      115,400       Shared                    0     115,400           0
RELIANT ENERGY INC.            Common    75952J108      1586       34,100       Shared    01              0      34,100           0
REPUBLIC SECURITY FINANCIAL    Common    760758102       125       25,300       Shared                    0      25,300           0
SCANA CORPORATION              Common    80589M102      3402      110,174       Shared                    0     110,174           0
SCANA CORPORATION              Common    80589M102      1319       42,731       Shared    01              0      42,731           0
SCOTTISH POWER INC             Common    81013T705      1978       65,800       Shared                    0      65,800           0
SCOTTISH POWER INC             Common    81013T705       749       24,900       Shared    01              0      24,900           0
SEMPRA ENERGY                  Common    816851109      4866      233,800       Shared                    0     233,800           0
SEMPRA ENERGY                  Common    816851109      1299       62,400       Shared    01              0      62,400           0
SOUTHERN ENERGY                Common    842816100      3458      110,200       Shared                    0     110,200           0
SOUTHERN ENERGY                Common    842816100       731       23,300       Shared    01              0      23,300           0
SYNTROLEUM CORP COM            Common    871630109      2062      101,200       Shared                    0     101,200           0
TARO PHARMACEUTICAL INDUS      Common    M8737E108      2501      139,900       Shared                    0     139,900           0
TESORO PETROLEUM               Common    881609101      1702      171,300       Shared                    0     171,300           0
UTILICORP                      Common    918005109      3723      143,900       Shared                    0     143,900           0
UTILICORP                      Common    918005109      1374       53,100       Shared    01              0      53,100           0
WILLIAMS COS                   Common    969457100      8847      209,400       Shared                    0     209,400           0
WILLIAMS COS                   Common    969457100      1745       41,300       Shared    01              0      41,300           0
WISCONSIN ENERGY CORP          Common    976657106      4167      209,000       Shared                    0     209,000           0
WISCONSIN ENERGY CORP          Common    976657106      1065       53,400       Shared    01              0      53,400           0